CONVERTIBLE SENIOR NOTES (Details)	12 Months Ended						12 Months Ended				0 Months Ended					12 Months Ended	0 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Aug. 08, 2014	Aug. 07, 2014	Dec. 31, 2014 ADSs	Dec. 31, 2014 Convertible senior notes due April 15, 2019 USD ($) item	Dec. 31, 2014 Convertible senior notes due April 15, 2019 CNY	Apr. 03, 2014 Convertible senior notes due April 15, 2019 USD ($)	Aug. 08, 2014 Convertible senior notes due April 15, 2019 ADSs	Apr. 03, 2014 Convertible senior notes due April 15, 2019 ADSs	Aug. 08, 2014 Convertible senior notes due April 15, 2019 ADSs USD ($)	Apr. 03, 2014 Convertible senior notes due April 15, 2019 ADSs USD ($)	Dec. 31, 2014 Estimated fair value Convertible senior notes due April 15, 2019 CNY	Dec. 31, 2014 Zero-Strike Call Options ADSs	Jun. 20, 2014 Zero-Strike Call Options Convertible senior notes due April 15, 2019 CNY	Apr. 03, 2014 Zero-Strike Call Options Convertible senior notes due April 15, 2019 USD ($)	Dec. 31, 2014 Zero-Strike Call Options Convertible senior notes due April 15, 2019 CNY	Apr. 03, 2014 Zero-Strike Call Options Convertible senior notes due April 15, 2019 USD ($)	Apr. 03, 2014 Zero-Strike Call Options Convertible senior notes due April 15, 2019 ADSs
Debt Instrument [Line Items]
Amount issued										$ 172,500,000
Interest rate										3.25%
Interest expense incurred									25,078,000
Conversion rate											0.0233952	0.0116976
Conversion price (USD per share)													$ 42.74	$ 85.49
Ratio of common shares to ADSs					1	2
Number of trading days in consideration of conversion of the Notes								20	20
Number of consecutive trading days in consideration of conversion of the Notes								30 days	30 days
Threshold percentage of stock price trigger								130.00%	130.00%
Number of business days in consideration of conversion of the Notes								5 days	5 days
Number of consecutive trading day period (measurement period) in consideration of conversion of the Notes								10 days	10 days
Denomination of the principal amount of debt in consideration conversion of the Notes								1,000
Threshold percentage of stock price trigger in measurement period								98.00%	98.00%
Redemption price, if repurchase on April 15, 2017								100.00%	100.00%
Redemption price, if undergoing a fundamental change								100.00%	100.00%
Issuance costs	7,659,000	47,522,000							33,093,000										14,429,000
Fair value of the Notes															1,111,207,000
Foreign currency translation gain	1,618,000	10,039,000	(6,522,000)	(447,000)					5,507,000
Loss from change in fair value	8,922,000	55,355,000							55,355,000
Amount of debt converted									0
Option strike price																		$ 0
Payment for call options	49,576,000	307,600,000																50,000,000
Number of ADSs covered																					1,462,204
Number of shares repurchased and retired							799,293									76,000
Fair value recorded																				50,000,000
Amount of change in fair value	$ 4,009,000	24,874,000															24,874,000